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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08044
Invesco High Yield Investments Fund, Inc.
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10

Item 1. Reports to Stockholders.

Invesco High Yield Investments Fund, Inc.
Semiannual Report to Shareholders ▪ June 30, 2010
NYSE: MSY

2	Fund Performance
3	Letters to Shareholders
4	Dividend Reinvestment Plan
5	Schedule of Investments
11	Financial Statements
14	Notes to Financial Statements
19	Financial Highlights
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy
T-1	Directors and Officers
Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Cumulative total returns, 12/31/09 to 6/30/10

Fund at NAV	2.70%
Fund at Market Value	8.44
Market Price Premium to NAV	0.52
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect fund expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
Portfolio Management Update
As of the close of the reporting period, the following individuals are jointly and primarily responsible for the day-to-day management of Invesco High Yield Investments Fund, Inc.
     Effective June 25, 2010, Mr. Peter Ehret (lead manager) began managing the Fund and has been associated with the adviser or its affiliates in an investment management capacity since 2001.
     Effective June 25, 2010, Mr. Darren Hughes began managing the Fund and has been associated with the adviser or its affiliates in an investment management capacity since 1992.
     Effective June 25, 2010, Mr. Scott Roberts began managing the Fund and has been associated with the adviser or its affiliates in an investment management capacity since 2000.
NYSE Symbol                   MSY
2                   Invesco High Yield Investments Fund, Inc.

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees/Directors

     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     We are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     We have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3                   Invesco High Yield Investments Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan
Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the Plan), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the Plan Agent) is otherwise instructed by the stockholder in writing, to have all Distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in Fund shares.
     Dividend and capital gain distributions (Distributions) will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a Distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.
     The Plan Agent’s fees for the reinvestment of a Distribution will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.
     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.
     Stockholders who do not wish to have Distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:
Invesco High Yield Investments Fund, Inc.
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, Rhode Island 02940-3078
800 341 2929
4                   Invesco High Yield Investments Fund, Inc.

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–121.5%
Advertising–1.5%
Affinion Group, Inc., 11.50%, 10/15/15	$750,000	$789,375

Lamar Media Corp., 7.875%, 04/15/18(b)	195,000	196,950

		986,325

Aerospace & Defense–1.8%
Bombardier, Inc. (Canada), 7.75%, 03/15/20(b)	310,000	322,400

Hexcel Corp., 6.75%, 02/01/15	510,000	502,350

Triumph Group, Inc., 8.00%, 11/15/17	375,000	360,937

		1,185,687

Airlines–1.6%
Continental Airlines 2007-1 Class C Pass Through Trust, 7.339%, 04/19/14	287,649	276,862

Continental Airlines 2009-1 Class B Pass Through Trust, (Series B), 9.25%, 05/10/17	25,000	26,140

Delta Air Lines, 9.50%, 09/15/14(b)	510,000	538,050

United Air Lines, Inc., 9.875%, 08/01/13(b)	245,000	253,575

		1,094,627

Alternative Carriers–2.3%
Intelsat Corp., 9.25%, 06/15/16	1,480,000	1,561,400

Aluminum–1.3%
Century Aluminum Co., 8.00%, 05/15/14	90,000	85,050

Novelis, Inc. (Canada), 7.25%, 02/15/15	780,000	760,500

		845,550

Apparel Retail–1.0%
Brown Shoe Co., Inc., 8.75%, 05/01/12	510,000	517,650

Collective Brands, Inc., 8.25%, 08/01/13	130,000	131,625

		649,275

Apparel, Accessories & Luxury Goods–1.7%
Oxford Industries, Inc., 11.375%, 07/15/15	625,000	692,187

Perry Ellis International, Inc., (Series B), 8.875%, 09/15/13	250,000	254,375

Quiksilver, Inc., 6.875%, 04/15/15	190,000	173,375

		1,119,937

Auto Parts & Equipment–2.0%
Allison Transmission, Inc., 11.00%, 11/01/15(b)	250,000	261,875

Cooper-Standard Automotive, Inc., 8.50%, 05/01/18(b)	750,000	757,500

Tenneco, Inc., 8.125%, 11/15/15	285,000	288,562

		1,307,937

Automobile Manufacturers–1.1%
Ford Motor Co., 7.45%, 07/16/31	555,000	502,275

General Motors Corp., 8.375%, 07/15/33(c)	715,000	230,588

		732,863

Broadcasting–3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14(b)	980,000	1,086,575

Clear Channel Worldwide, 9.25%, 12/15/17(b)	200,000	201,750

DISH DBS Corp., 7.00%, 10/01/13	215,000	222,525

DISH DBS Corp., 6.625%, 10/01/14	715,000	718,575

		2,229,425

Building Products–2.1%
AMH Holdings, Inc., 11.25%, 03/01/14	110,000	112,819

Building Materials Corp. of America, 7.50%, 03/15/20(b)	105,000	102,375

Gibraltar Industries, Inc., 8.00%, 12/01/15	285,000	279,300

Nortek, Inc., 11.00%, 12/01/13	305,000	319,487

Ply Gem Industries, Inc., 11.75%, 06/15/13	540,000	565,650

		1,379,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Cable & Satellite–3.2%
CSC Holdings, Inc., 8.625%, 02/15/19	$995,000	$1,050,969

Virgin Media Finance PLC, 9.125%, 08/15/16	385,000	400,400

XM Satellite Radio, 11.25%, 06/15/13(b)	610,000	654,225

		2,105,594

Casinos & Gaming–5.9%
Ameristar Casinos, Inc., 9.25%, 06/01/14	455,000	478,888

Great Canadian Gaming Co. (Canada), 7.25%, 02/15/15(b)	155,000	154,225

Harrah’s Operating Co., Inc., 5.625%, 06/01/15	308,000	200,200

Harrah’s Operating Co., Inc., 11.25%, 06/01/17	947,000	996,717

Las Vegas Sands Corp., 6.375%, 02/15/15	545,000	524,563

MGM Mirage, 13.00%, 11/15/13	520,000	599,300

MGM Mirage, 10.375%, 05/15/14	610,000	661,850

Scientific Games International, Inc., 9.25%, 06/15/19	250,000	257,500

Seneca Gaming Corp., 7.25%, 05/01/12	65,000	64,106

		3,937,349

Coal & Consumable Fuels–0.4%
Consol Energy, Inc., 8.25%, 04/01/20(b)	95,000	99,869

Foundation PA Coal Co. LLC, 7.25%, 08/01/14	170,000	173,825

		273,694

Commodity Chemicals–0.7%
Westlake Chemical Corp., 6.625%, 01/15/16	455,000	438,506

Communications Equipment–0.6%
Avaya, Inc., 9.75%, 11/01/15	400,000	383,000

Construction & Farm Machinery & Heavy Trucks–1.9%
Case New Holland, Inc., 7.875%, 12/01/17(b)	205,000	209,100

Navistar International Corp., 8.25%, 11/01/21	835,000	849,612

Oshkosh Corp., 8.50%, 03/01/20	200,000	208,500

		1,267,212

Construction Materials–0.2%
Texas Industries, Inc., 7.25%, 07/15/13	155,000	151,125

Consumer Finance–3.5%
Ally Financial, Inc., 6.875%, 09/15/11	829,000	847,652

Ally Financial, Inc., 8.00%, 03/15/20(b)	455,000	449,312

Ally Financial, Inc., 8.00%, 11/01/31	20,000	18,800

Dollar Financial Corp., 10.375%, 12/15/16(b)	180,000	183,600

Ford Motor Credit Co. LLC, 8.00%, 12/15/16	249,000	254,603

Ford Motor Credit Co. LLC, 8.125%, 01/15/20	535,000	548,375

		2,302,342

Data Processing & Outsourced Services–1.1%
SunGard Data Systems, Inc., 9.125%, 08/15/13	720,000	737,100

Data Processing Services–0.9%
First Data Corp., 9.875%, 09/24/15	825,000	627,000

Distillers & Vintners–1.2%
Constellation Brands, Inc., 7.25%, 09/01/16	420,000	425,250

Constellation Brands, Inc., 7.25%, 05/15/17	360,000	367,200

		792,450

Diversified Chemicals–0.8%
Ashland, Inc., 9.125%, 06/01/17	345,000	381,225

Innophos, Inc., 8.875%, 08/15/14	150,000	154,688

		535,913

Diversified Commercial & Professional Services–0.5%
ARAMARK Corp., 8.50%, 02/01/15	340,000	345,950

Diversified Metals & Mining–3.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1,030,000	1,135,253

Teck Resources Ltd. (Canada), 10.25%, 05/15/16	905,000	1,070,163

		2,205,416

Diversified Support Services–0.5%
Travelport LLC, 9.875%, 09/01/14	300,000	304,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Electric Utilities–0.4%
Edison Mission Energy, 7.00%, 05/15/17	$440,000	$286,000

Electrical Components & Equipment–0.3%
Baldor Electric Co., 8.625%, 02/15/17	205,000	213,200

Fertilizers & Agricultural Chemicals–1.0%
CF Industries, Inc., 7.125%, 05/01/20	650,000	669,500

Food Retail–0.3%
SUPERVALU, Inc., 7.50%, 11/15/14	225,000	225,563

Gas Utilities–0.7%
Ferrellgas LP, 6.75%, 05/01/14	295,000	291,313

Suburban Propane Partners, 7.375%, 03/15/20	200,000	203,000

		494,313

Health Care Services–1.9%
FMC Finance III SA, 6.875%, 07/15/17	610,000	629,705

Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	440,000	456,500

Multiplan, Inc., 10.375%, 04/15/16(b)	123,000	126,997

Universal Hospital Services, Inc., (PIK), 8.50%, 06/01/15	65,000	64,188

		1,277,390

Health Care Equipment–1.2%
Biomet, Inc., 10.00%, 10/15/17	630,000	681,975

Invacare Corp., 9.75%, 02/15/15	100,000	108,000

		789,975

Health Care Facilities–7.2%
Community Health Systems, 8.875%, 07/15/15	785,000	816,400

HCA, Inc., 6.25%, 02/15/13	390,000	385,125

HCA, Inc., 5.75%, 03/15/14	200,000	187,000

HCA, Inc., 7.875%, 02/15/20	1,071,000	1,108,485

Healthsouth Corp., 10.75%, 06/15/16	595,000	645,575

Sun Healthcare Group, Inc., 9.125%, 04/15/15	330,000	346,087

Tenet Healthcare Corp., 7.375%, 02/01/13	990,000	997,425

Tenet Healthcare Corp., 10.00%, 05/01/18(b)	265,000	294,150

		4,780,247

Homebuilding–1.9%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	1,000,000	1,005,000

M/I Homes, Inc., 6.875%, 04/01/12	245,000	243,775

		1,248,775

Independent Power Producers & Energy Traders–4.0%
AES Corp. (The), 7.75%, 03/01/14	160,000	163,600

AES Corp. (The), 8.00%, 06/01/20	840,000	848,400

Ipalco Enterprises, Inc., 8.625%, 11/14/11	165,000	171,187

Mirant Americas Generation LLC, 8.50%, 10/01/21	205,000	191,675

NRG Energy, Inc., 7.375%, 02/01/16	410,000	411,025

NRG Energy, Inc., 7.375%, 01/15/17	470,000	466,475

RRI Energy, Inc., 7.875%, 06/15/17	450,000	426,375

		2,678,737

Industrial Conglomerates–1.2%
RBS Global, Inc. / Rexnord LLC, 8.50%, 05/01/18(b)	850,000	824,500

Industrial Gases–1.2%
Airgas, Inc., 7.125%, 10/01/18(b)	755,000	812,569

Integrated Telecommunication Services–3.8%
Frontier Communications Corp, 7.125%, 03/15/19	305,000	282,888

Frontier Communications Corp., 9.00%, 08/15/31	310,000	289,462

Qwest Communications, 7.125%, 04/01/18(b)	335,000	334,162

West Corp., 9.50%, 10/15/14	535,000	543,025

Wind Acquisition Finance SA (Luxembourg), 12.00%, 12/01/15(b)	495,000	514,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)

Windstream Corp., 8.125%, 08/01/13	$210,000	$217,613

Windstream Corp., 7.875%, 11/01/17	380,000	371,450

		2,553,400

Internet Retail–1.7%
Expedia, Inc., 8.50%, 07/01/16	305,000	330,067

Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc., 10.75%, 08/01/16	725,000	781,188

		1,111,255

IT Consulting & Other Services–1.3%
Unisys Corp., 14.25%, 09/15/15(b)	770,000	895,125

Metal & Glass Containers–1.2%
Berry Plastics Corp., 9.50%, 05/15/18(b)	725,000	667,000

Crown Americas LLC / Crown Americas Capital Corp., 7.625%, 11/15/13	120,000	123,900

		790,900

Movies & Entertainment–0.9%
AMC Entertainment, Inc., 8.75%, 06/01/19	575,000	580,750

Multi-line Insurance–0.6%
Hartford Financial Services Group, Inc., 8.125%, 06/15/38(d)	440,000	404,246

Office Services & Supplies–0.7%
Interface, Inc., 9.50%, 02/01/14	436,000	447,173

Oil & Gas Drilling–0.3%
Pride International, Inc., 7.375%, 07/15/14	205,000	203,719

Oil & Gas Equipment & Services–1.6%
Bristow Group, Inc., 7.50%, 09/15/17	165,000	157,987

Cie Generale de Geophysique-Veritas (France), 7.50%, 05/15/15	345,000	331,200

Key Energy Services, Inc., 8.375%, 12/01/14	545,000	542,275

		1,031,462

Oil & Gas Exploration & Production–13.8%
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp., 10.75%, 02/01/18	645,000	688,537

Chaparral Energy, Inc., 8.50%, 12/01/15	755,000	707,812

Chesapeake Energy Corp., 7.625%, 07/15/13	135,000	141,581

Chesapeake Energy Corp., 6.375%, 06/15/15	150,000	155,010

Chesapeake Energy Corp., 6.875%, 11/15/20	525,000	534,188

Cimarex Energy Co., 7.125%, 05/01/17	500,000	505,000

Continental Resources, 8.25%, 10/01/19	135,000	142,088

Continental Resources, 7.375%, 10/01/20(b)	175,000	174,125

Encore Acquisition Co., 9.50%, 05/01/16	240,000	254,100

Forest Oil Corp., 7.25%, 06/15/19	290,000	282,025

Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/01/15(b)	980,000	960,400

Intergen N.V. (Netherlands), 9.00%, 06/30/17(b)	535,000	537,675

McMoRan Exploration Co., 11.875%, 11/15/14	690,000	708,112

Newfield Exploration Co., 6.625%, 09/01/14	1,070,000	1,083,375

Newfield Exploration Co., 7.125%, 05/15/18	115,000	114,425

Petrohawk Energy Corp., 10.50%, 08/01/14	580,000	627,125

Pioneer Natural Resources Co., 6.65%, 03/15/17	284,000	289,022

Plains Exploration & Production Co., 7.75%, 06/15/15	540,000	535,950

Plains Exploration & Production Co., 7.625%, 06/01/18	125,000	122,969

Range Resources Corp., 7.50%, 05/15/16	300,000	305,250

Southwestern Energy Co., 7.50%, 02/01/18	330,000	352,275

		9,221,044

Oil & Gas Refining & Marketing–1.2%
Tesoro Corp., 6.50%, 06/01/17	460,000	425,500

United Refining Co., (Series 2), 10.50%, 08/15/12	440,000	403,700

		829,200

Oil & Gas Storage & Transportation–4.0%
Copano Energy LLC / Copano Energy Finance Corp., 8.125%, 03/01/16	410,000	407,950

El Paso Corp., 12.00%, 12/12/13	1,030,000	1,194,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Inergy LP, 8.25%, 03/01/16	$335,000	$341,700

MarkWest Energy Partners LP / MarkWest Energy Finance Corp., (Series B), 8.75%, 04/15/18	455,000	465,237

Regency Energy Partners, 8.375%, 12/15/13	235,000	243,813

		2,653,500

Other Diversified Financial Services–1.3%
International Lease Finance Corp., 8.75%, 03/15/17(b)	920,000	878,600

Packaged Foods & Meats–1.3%
JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	780,000	877,500

Paper Packaging–1.8%
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	830,000	846,600

Graphic Packaging International, Inc., 9.50%, 08/15/13	370,000	377,400

		1,224,000

Paper Products–1.8%
Georgia-Pacific LLC, 7.125%, 01/15/17(b)	520,000	533,000

Mercer International, Inc., 9.25%, 02/15/13	560,000	544,600

PH Glatfelter Co., 7.125%, 05/01/16	145,000	142,766

		1,220,366

Pharmaceuticals–0.3%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	215,000	218,494

Publishing–1.9%
Gannett Co., Inc., 9.375%, 11/15/17(b)	245,000	260,312

Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 02/01/14	925,000	1,012,875

		1,273,187

Railroads–0.4%
Kansas City Southern de Mexico SA de CV (Mexico), 8.00%, 02/01/18(b)	257,000	264,273

Real Estate Services–1.0%
CB Richard Ellis Services, Inc, 11.625%, 06/15/17	575,000	646,875

Semiconductor Equipment–0.3%
Amkor Technologies, Inc., 7.375%, 05/01/18(b)	180,000	176,400

Semiconductors–1.3%
Freescale Semiconductor, Inc., 9.125%, 12/15/14	515,000	464,788

Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	382,000	378,180

		842,968

Specialized Finance–1.6%
CIT Group, Inc., 7.00%, 05/01/17	1,200,000	1,092,000

Specialty Chemicals–0.7%
Huntsman International LLC, 7.375%, 01/01/15	515,000	478,950

Specialty Stores–1.6%
Sally Holdings LLC/Sally Capital, Inc., 9.25%, 11/15/14	1,020,000	1,064,625

Systems Software–1.1%
Vangent, Inc., 9.625%, 02/15/15	730,000	701,713

Tires & Rubber–1.5%
Cooper Tire and Rubber Co., 8.00%, 12/15/19	370,000	368,150

Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	575,000	625,313

		993,463

Trading Companies & Distributors–0.6%
H&E Equipment Services, Inc., 8.375%, 07/15/16	420,000	396,900

Trucking–0.5%
Hertz Corp. (The), 8.875%, 01/01/14	320,000	325,600

Wireless Telecommunication Services–5.6%
Clearwire Communications LLC/Clearwire Finance Inc, 12.00%, 12/01/15(b)	545,000	551,812

Crown Castle International Corp., 9.00%, 01/15/15	600,000	637,500

Digicel Ltd. (Bermuda), 8.25%, 09/01/17(b)	270,000	268,988

Nextel Communications, Inc., (Series E), 6.875%, 10/31/13	395,000	388,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)

SBA Telecommunications, Inc., 8.25%, 08/15/19(b)	$475,000	$498,156

Sprint Capital Corp., 6.90%, 05/01/19	1,500,000	1,368,750

		3,713,294

Total Bonds & Notes (Cost $77,025,185)		80,911,559

	Shares
Preferred Stocks–0.7%
Diversified Banks–0.4%
Ally Financial, Inc., 7% Pfd.(b)	339	263,519

Regional Banks–0.3%
Zions Bancorporation, 11% Pfd.	8,494	219,995

Total Preferred Stocks (Cost $393,248)		483,514

Money Market Funds–0.6%
Liquid Assets Portfolio–Institutional Class(e)	214,890	214,890

Premier Portfolio–Institutional Class(e)	214,890	214,890

Total Money Market Funds (Cost $429,780)		429,780

TOTAL INVESTMENTS–122.8% (Cost $77,848,213)		81,824,853

OTHER ASSETS LESS LIABILITIES–(22.8)%		(15,218,059)

NET ASSETS–100.0%		$66,606,794

Investment Abbreviations:

Pfd.	– Preferred
PIK	– Payment in Kind

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $15,686,124 which represented 23.6% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2010 was $230,588, which represented 0.3% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality
as of June 30, 2010

BBB	4.7%

BB	43.2

B	40.3

CCC	5.9

NR	5.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Investments Fund, Inc.

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $77,418,433)	$81,395,073

Investments in affiliated money market funds, at value and cost	429,780

Total investments, at value (Cost $77,848,213)	81,824,853

Receivables for:
Investments sold	9,831,628

Dividends and interest	1,661,797

Other assets	42,366

Total assets	93,360,644

Liabilities:
Payables for:
Investments purchased	6,134,584

Amount due custodian	29,311

Dividends	523,866

Loan outstanding	20,000,000

Accrued transfer agent fees	2,052

Accrued other operating expenses	59,066

Accrued interest expense and line of credit fees	4,971

Total liabilities	26,753,850

Net assets applicable to shares outstanding	$66,606,794

Net assets consist of:
Common shares	$147,343,558

Undistributed net investment income	504,426

Undistributed net realized gain (loss)	(85,217,830)

Unrealized appreciation	3,976,640

$66,606,794

Shares outstanding, $0.01 par value per share, 100,000,000 shares authorized:
Outstanding	11,641,464

Net asset value per share	$5.72

Market value per share	$5.75

Market price premium to net asset value per share	0.52%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Investments Fund, Inc.

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$4,126,786

Dividends	11,933

Dividends from affiliated money market funds	596

Total investment income	4,139,315

Expenses:
Advisory fees	235,748

Administrative services fees	17,560

Custodian fees	1,898

Interest and line of credit fees	177,984

Transfer agent fees	4,761

Directors’ and officers’ fees and benefits	589

Professional services fees	37,899

Other	14,372

Total expenses	490,811

Less: Fees waived	(2,447)

Net expenses	488,364

Net investment income	3,650,951

Net realized and unrealized gain (loss) from:
Net realized gain from investment securities	572,345

Change in net unrealized appreciation (depreciation) of investment securities	(2,381,281)

Net realized and unrealized gain (loss)	(1,808,936)

Net increase in net assets resulting from operations	$1,842,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Investments Fund, Inc.

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$3,650,951	$6,087,170

Net realized gain (loss)	572,345	(6,302,000)

Change in net unrealized appreciation (depreciation)	(2,381,281)	22,916,000

Net increase in net assets resulting from operations	1,842,015	22,701,170

Distributions to shareholders from net investment income	(3,143,573)	(6,580,880)

Share transactions–net:
Net increase (decrease) in net assets resulting from share transactions	(76,612)	(46,056)

Net increase (decrease) in net assets	(1,378,170)	16,074,234

Net assets:
Beginning of period	67,984,964	51,910,730

End of period (includes undistributed net investment income of $504,426 and $(2,952), respectively)	$66,606,794	$67,984,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Investments Fund, Inc.

Statement of Cash Flows

For the six months ended June 30, 2010
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$1,842,015

Adjustments to reconcile net increase (decrease) in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(41,458,472)

Proceeds from disposition of investments and principal payments	33,201,877

Increase in receivables and other assets	(195,040)

Amortization of premiums and accretion of discounts on investment securities	(565,496)

Decrease in accrued expenses and other payables	(7,973)

Unrealized appreciation (depreciation) of investment securities	2,381,281

Net realized gain from investment securities	(572,345)

Net cash provided by (used in) operating activities	(5,374,153)

Cash provided by financing activities:
Increase in borrowings on line of credit	20,000,000

Decrease from reverse repurchase agreements	(12,250,000)

Dividends paid to shareholders	(4,129,318)

Increase in payable to custodian	29,311

Fund shares repurchased	(76,612)

Net cash provided by financing activities	3,573,381

Net increase (decrease) in cash and cash equivalents	(1,800,772)

Cash and cash equivalents at beginning of period	2,230,552

Cash and cash equivalents at end of period	$429,780

Supplemental disclosure of cash flow information:

Cash paid during the period for reverse repurchase agreements was $97,443.

Cash paid during the year for line of credit expenses was $75,570.

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Investments Fund, Inc. (the “Fund”) is a Maryland Corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company, authorized to issue a limited number of common shares. Effective June 1, 2010, the Fund name changed from Morgan Stanley High Yield Fund, Inc. to Invesco High Yield Investments Fund, Inc.
  The Fund’s investment objective is to seek a high level of current income and as a secondary objective, to seek capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

14        Invesco High Yield Investments Fund, Inc.

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Directors. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

15        Invesco High Yield Investments Fund, Inc.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. The average reverse repurchase agreement outstanding during the six months ended June 30, 2010 was approximately $6,125,000 at a weighted interest rate of 3.20%.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

Effective June 1, 2010, the Fund has entered into an interim master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the interim investment advisory agreement, the Fund pays an advisory fee to the Adviser at an annual rate of 0.70% of the Fund’s average daily net assets. Prior to June 1, 2010, the Fund paid an advisory fee of $197,667 to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rate above of the Fund’s average daily net assets.
  Effective June 1, 2010, under the terms of an interim master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Also, effective June 1, 2010, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to June 1, 2010, investment advisory fees paid by the Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management waived advisory fees of $2,447.
  Effective June 1, 2010, the Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to June 1, 2010, the Fund paid an administration fee of $13,451 to MS Investment Management and JPMorgan Investor Services Co. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  Also, the Fund has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  Certain officers and directors of the Fund are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

16        Invesco High Yield Investments Fund, Inc.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$649,775	$263,519	$—	$913,294

Corporate Debt Securities	—	80,911,559	—	80,911,559

Total Investments	$649,775	$81,175,078	$—	$81,824,853

NOTE 4—Directors’ and Officers’ Fees and Benefits

“Directors’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Directors and Officers of the Fund. Directors have the option to defer compensation payable by the Fund, and “Directors’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Directors who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Directors are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Directors over a period of time based on the number of years of service. The Fund may have certain former Directors who also participate in a retirement plan and receive benefits under such plan. “Directors’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Borrowings

The Fund is a party to a revolving credit agreement with a syndicate administered by SSB. The Fund may borrow up to the lesser of (1) $35,000,000, or (2) the limits set by its prospectus for borrowings. The Fund is charged a commitment fee of 0.15% on the unused balance of the committed line and an up front fee 0.01% on the aggregate commitment.
  During the six months ended June 30, 2010, the Fund had average borrowings for the 76 days the borrowings were outstanding of $20,000,000, with a weighted average interest rate of 1.61% and interest expense of $68,879.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$24,375,000

December 31, 2011	38,088,000

December 31, 2012	241,000

December 31, 2014	657,000

December 31, 2016	6,533,000

December 31, 2017	15,554,000

Total capital loss carryforward	$85,448,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

17        Invesco High Yield Investments Fund, Inc.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $38,216,512 and $33,859,028, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,717,927

Aggregate unrealized (depreciation) of investment securities	(845,340)

Net unrealized appreciation of investment securities	$3,872,587

Cost of investments for tax purposes is $77,952,266.

NOTE 8—Share Information

Transactions in common shares were as follows:

		Capital Paid In
	Shares	Excess of Par Value

Balance, December 31, 2008	11,668,023	$151,386,822

Shares repurchased (Weighted average discount of 10.69%)+	(10,800)	46,056

Reclassification due to permanent book/tax differences	—	(4,012,708)

Balance, December 31, 2009	11,657,223	147,420,170

Shares issued	2,441	22,399

Shares repurchased (Weighted average discount of 5.49%)+	(18,200)	(99,011)

Balance, June 30, 2010	11,641,464	$147,343,558

  The Directors have approved share repurchases whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

+	The Directors have voted to retire the shares purchased.

NOTE 9—Dividends

The Fund declared the following dividends from net investment income subsequent to June 30, 2010:

Declaration Date	Amount per Share	Record Date	Payable Date

July 28, 2010	$0.045	July 30, 2010	August 13, 2010

18        Invesco High Yield Investments Fund, Inc.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a common share of the Fund outstanding throughout the periods indicated.

	Six
	months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007		2006		2005

Net asset value, beginning of period	$5.83		$4.45		$6.51		$6.71		$6.62		$7.14

Income from investment operations:
Net investment income(a)	0.31		0.52		0.52		0.48		0.45		0.55

Net gains (losses) on securities (both realized and unrealized)	(0.15)		1.42		(2.11)		(0.21)		0.10		(0.55)

Total from investment operations	0.16		1.94		(1.59)		0.27		0.55		0.00

Dividends from net investment income	(0.27)		(0.56)		(0.48)		(0.47)		(0.46)		(0.52)

Increase from payment by affiliate	—		—		0.01		—		—		—

Anti-dilutive effect of share repurchase program	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	—		—

Net asset value, end of period	$5.72		$5.83		$4.45		$6.51		$6.71		$6.62

Market value per common share, end of period	$5.75		$5.56		$3.76		$5.75		$5.96		$5.67

Total return(c)	2.77%		46.59%		(23.75	)%(d)	4.94%		9.91%		0.74%

Market value return	8.44%		65.91%		(27.39)%		4.51%		13.81%		(5.36)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$66,607		$67,985		$51,911		$76,118		$78,536		$77,437

Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.45	%(e)	1.67	%(f)	1.57	%(f)	1.64	%(f)	2.02%		2.17%

Without fee waivers and/or expense reimbursements	1.46	%(e)	1.69	%(f)	1.59	%(f)	1.67	%(f)	2.05%		2.20%

Excluding non operating expenses	1.16%		0.98	%(f)	1.02	%(f)	0.93	%(f)	1.00%		1.00%

Ratio of net investment income to average net assets	10.85	%(e)	10.01	%(f)(g)	8.94	%(f)(g)	7.19	%(f)(g)	6.83	%(g)	7.99	%(g)

Rebate from affiliates to average net assets	—		0.00	%(h)	0.01%		0.00	%(h)	—		—

Portfolio turnover rate	43%		37%		51%		38%		34%		56%

(a)	Calculated using average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	The Adviser reimbursed the Fund for losses incurred on derivative transactions that breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total investment return shown above. Without this reimbursement, the total investment return based on net asset value would have been (23.93)%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $71,195.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates to average net assets”.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 9.99%, 8.92%, 7.16%, 6.80% and 7.96% for the years ended December 31, 2009 through December 31, 2005, respectively.
(h)	Amount is less than 0.005%.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Audit Committee of the Board of Directors of the Fund appointed, and the Board of Directors ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal ending June 30, 2010. Prior to May 31, 2010, the Fund was audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Directors selected a new independent auditor for the Fund’s current fiscal year in connection with the appointment of Invesco Advisers as investment adviser to the Fund (“New Advisory Agreement”).
  Effective June 1, 2010, the Prior Auditor resigned as the independent registered public accounting firm of Fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

19        Invesco High Yield Investments Fund, Inc.

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Directors (the Board) of Invesco High Yield Investments Fund, Inc. (the Fund) is required under the Investment Company Act of 1940 to approve the Fund’s investment advisory agreements. At various meetings of the Board held during the third and fourth quarters of 2009 and early 2010, the Board as a whole and the disinterested or “independent” Directors, voting separately, approved (i) a new investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers), (ii) a new Master Sub-Advisory Agreement(the sub-advisory agreement and, together with the investment advisory agreement with Invesco Advisers, the new advisory agreements) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers), and (iii) the appointment of Invesco Advisers as investment adviser and the Affiliated Sub-Advisers as investment sub-advisers to the Fund. In doing so, the Board determined that the new advisory agreements will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s new advisory agreements is fair and reasonable. The new advisory agreements were approved to become effective upon approval by the shareholders of the Fund and closing of a transaction (the Transaction) between Morgan Stanley and Invesco Ltd. (Invesco) under which Invesco acquired the retail mutual fund assets of Morgan Stanley (the Acquisition).

The Board’s Evaluation Process
In reaching their decision, the Board requested and obtained information from Morgan Stanley, Invesco Advisers and Invesco, including information obtained during various meetings with Senior Management at Invesco, as they deemed reasonably necessary to evaluate the new advisory agreements for the Fund. In considering the Fund’s new advisory agreements, the Board evaluated a number of factors and considerations listed below that they believed, in light of their own business judgment, to be relevant to their determination.
  1. The Board considered the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms, the strength of Invesco’s resources and investment capabilities and the client-focused shareholder services offered by Invesco.
  2. The Board discussed the challenges of positioning the Fund on a common operating platform with Invesco, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Acquisition, to ensure uninterrupted services for shareholders and the opportunity for the portfolio management of the Fund to recognize savings from economies of scale when such savings occur.
  3. The Board noted the continuity of key investment management personnel that would manage the Fund upon consummation of the Acquisition, specifically noting that one of the two people responsible for the portfolio management of the Fund is expected to remain the same.
  4. The Board noted that entering into the sub-advisory agreement would provide Invesco Advisers with increased flexibility in assigning portfolio managers to the Fund and would give the Fund access to portfolio managers and investment personnel located in other offices, including those outside the United States, who may have more specialized expertise on local companies, markets and economies or on various types of investments and investment techniques.
  5. The Board noted that, pursuant to the sub-advisory agreement, Invesco Advisers would pay all of the sub-advisory fees of the Affiliated Sub-Advisers out of its management fees.
  6. The Board noted the undertaking by Invesco and Morgan Stanley or their respective affiliates to assume all of the costs of the Acquisition, including the cost of obtaining the shareholder approvals discussed above. The Board noted that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Fund to the Fund’s total expense ratio prior to the Acquisition. In determining the obligation to waive advisory fees and/or reimburse expenses, the following is not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, and (v) expenses that the Fund has incurred but did not actually pay because of an offset arrangement. During the Board’s extensive review process, the Board, including the independent Directors, considered, among other things, the following factors: the terms and conditions of the new advisory agreements, including the differences from the advisory agreement with Morgan Stanley affiliates; and the nature, scope and quality of services that Invesco Advisers and its affiliates are expected to provide to the Fund, including sub-advisory services and compliance services. The Board also based their decisions on the following considerations, among others, although they did not identify any consideration that was all important or controlling of their discussions, and each Director attributed different weights to the various factors.

A.	Nature, Extent and Quality of Services.
The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Invesco Advisers and the Affiliated Sub-Advisers under the new advisory agreements, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Invesco Advisers under the Fund’s administration agreement, including accounting services and the provision of supplies, office space and utilities at Invesco Advisers’ expense. The Board was advised that there was no expected diminution in t he nature, quality and extent of services provided to the Fund’s shareholders.
  The Board reviewed and considered the qualifications of the portfolio managers who are expected to continue as portfolio managers, noting the one portfolio manager who would not continue to manage the Fund as a result of the new advisory agreements, and the senior administrative managers and other key personnel of Invesco Advisers or its affiliates who will provide the advisory and administrative services to the Fund.

B.	Performance, Fees and Expenses of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers had not yet begun providing services to the Fund and, therefore, concluded that performance was not a factor they needed to address with respect to the approval of the new advisory agreements. They also considered that management fees would not increase under the new advisory agreements and that Invesco Advisers would pay the fee under the sub-advisory agreement out of its management fees. Furthermore, the Board considered that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Fund to the Fund’s total expense ratio prior to the Acquisition.

C.	Economies of Scale.
The Board considered the benefits that the shareholders of the Fund would be afforded as a result of anticipated economies of scale.

D.	Other Benefits of the Relationship.
The Board considered other benefits to Invesco Advisers and its affiliates that may be derived from their relationship with the Fund and other funds advised by Invesco Advisers.

E.	Resources of the Adviser.
The Board considered whether Invesco Advisers and the Affiliated Sub-Advisers were financially sound and had the resources necessary to perform their obligations under the new advisory agreements, noting assurances that Invesco Advisers and the Affiliated Sub-Advisers had the financial resources necessary to fulfill their obligations under the new advisory agreements and the benefits to the Fund of such a relationship.

F.	General Conclusion.
After considering and weighing all of the above factors, the Board, including the independent Directors, unanimously concluded that it would be in the best interest of the Fund and its shareholders to approve the new advisory agreements with respect to the Fund. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Directors and their counsel present.
  The closing of the Transaction on June 1, 2010 resulted in the termination of the Fund’s previous

20        Invesco High Yield Investments Fund, Inc.

investment advisory agreement prior to obtaining shareholder approval of the new advisory agreements. Invesco Advisers has managed the Fund since the closing of the Transaction pursuant to an interim advisory agreement, in accordance with Rule 15a-4 under the Investment Company Act of 1940. Subject to certain conditions, Rule 15a-4 allows the investment adviser of a fund to act as such without a shareholder-approved investment management agreement on a temporary basis pending shareholder approval of the investment management agreement.
  As required under Rule 15a-4, the Board, including a majority of the independent Directors, voted in person, at a meeting held on May 21, 2010, to approve the interim advisory agreement and determined that the scope and quality of services to be provided to the Fund under the interim advisory agreement would be at least equivalent to the scope and quality of services provided under the previous advisory agreement.
  In addition, consistent with Rule 15a-4, the Board, including a majority of the Independent Directors, voted in person at the meeting held on May 21, 2010, to approve the interim sub-advisory agreement between Invesco Advisers and the Affiliated Sub-Advisers. The interim sub-advisory agreement includes the same terms and conditions as the sub-advisory agreement, except that that its effective and termination dates and provisions, including disbursement of fees, are consistent with Rule 15a-4.

21        Invesco High Yield Investments Fund, Inc.

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley High Yield Fund, Inc. was held on April 16, 2010 and was adjourned until May 11, 2010. The Meeting on May 11, 2010 was held for the following purpose:

(1)	To elect 17 Directors, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

			Withheld/
	Matter	Votes For	Abstentions

(1)	David C. Arch	7,794,888	3,059,121
	Bob R. Baker	7,800,888	3,053,121
	Frank S. Bayley	7,801,582	3,052,427
	James T. Bunch	7,779,617	3,074,392
	Bruce L. Crockett	7,805,767	3,048,242
	Rod Dammeyer	7,801,584	3,052,425
	Albert R. Dowden	7,798,908	3,055,101
	Jack M. Fields	7,805,747	3,048,262
	Martin L. Flanagan	7,429,054	3,424,955
	Carl Frischling	7,788,933	3,065,076
	Prema Mathai-Davis	7,772,384	3,081,625
	Lewis F. Pennock	7,791,094	3,062,915
	Larry Soll	7,805,039	3,048,970
	Hugo F. Sonnenschein	7,791,531	3,062,478
	Raymond Stickel, Jr.	7,770,113	3,083,896
	Philip A. Taylor	7,429,067	3,424,942
	Wayne W. Whalen	7,797,473	3,056,536

The Meeting was adjourned until June 17, 2010, with respect to the following proposals:

(1)	To approve a new investment advisory agreement with Invesco Advisers, Inc.

(2)	To approve a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates.

Morgan Stanley High Yield Fund, Inc. did not receive shareholder votes sufficient to approve or reject the proposals. As a result, Proposals 1 and 2 have failed to pass.

The results of the voting on the above matters were as follows:

			Votes	Withheld/
	Matters	Votes For	Against	Abstentions

(1)	To approve a new investment advisory agreement with Invesco Advisers, Inc.	5,603,506	2,956,383	370,580
(2)	To approve a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates	5,558,281	2,989,878	382,310

22        Invesco High Yield Investments Fund, Inc.

Invesco High Yield Investments Fund, Inc.
Directors and Officers
Information below is as of June 1, 2010
Directors
David C. Arch
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Rod Dammeyer
Albert R. Dowden
Jack M. Fields
Martin L. Flanagan
Carl Frischling
Dr. Manuel H. Johnson
Prema Mathai-Davis
Michael E. Nugent
Lewis F. Pennock
Larry Soll
Hugo F. Sonnenschein
Raymond Stickel, Jr.
Philip A. Taylor
Wayne W. Whalen
Officers
Bruce L. Crockett
Chair
Philip A. Taylor
President and Principal Executive Officer
Russell C. Burk
Senior Vice President and Senior Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Counsel to the Independent Directors
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714
Investment Adviser
Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309
T-1

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is 811-08044.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-CE-HYI-SAR-1       Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco High Yield Investments Fund, Inc.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: September 3, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.